UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Allston Trading LLC
Address: 440 S LaSalle St Suite 1200
         Chicago IL 60605

13F File Number: 28-13647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Greg O'Connor
Title: CCO
Phone: 312-663-7150

Signature, Place,            and Date of Signing:
Greg O'Connor   CHICAGO, ILLINOIS February 11, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: $58,135

List of Other Included Managers:

NONE
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
    FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

APPLE INC                      COM              037833100      862     1622 SH       SOLE                        0        0     1622
APPLE INC                      COM              037833100        7      429 SH  CALL SOLE                        0        0        0
APPLE INC                      COM              037833100        5      437 SH  PUT  SOLE                        0        0      437
FACEBOOK INC                   CL A             30303M102     1664    62553 SH       SOLE                        0        0    62553
FACEBOOK INC                   CL A             30303M102        2     2507 SH  CALL SOLE                        0        0        0
FACEBOOK INC                   CL A             30303M102        1     1380 SH  PUT  SOLE                        0        0     1380
GOOGLE INC                     CL A             38259P508      382      540 SH       SOLE                        0        0      540
GOOGLE INC                     CL A             38259P508        3      161 SH  CALL SOLE                        0        0        0
GOOGLE INC                     CL A             38259P508        2      153 SH  PUT  SOLE                        0        0      153
ISHARES TR                     MSCI EAFE INDEX  464287465     4942    86836 SH       SOLE                        0        0    86836
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9342   143384 SH       SOLE                        0        0   143384
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104        2     3144 SH  CALL SOLE                        0        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104        2     1875 SH  PUT  SOLE                        0        0     1875
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      487     7057 SH       SOLE                        0        0     7057
SPDR S&P 500 ETF TR            TR UNIT          78462F103    40093   281320 SH       SOLE                        0        0   281320
SPDR S&P 500 ETF TR            TR UNIT          78462F103       10     5086 SH  CALL SOLE                        0        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103        6     7658 SH  PUT  SOLE                        0        0     7658
UNILEVER PLC                   SPON ADR NEW     904767704      323     8350 SH       SOLE                        0        0     8350